SCHEDULE OF CHANGES IN FAIR VALUE OF LIABILITIES (Details) - USD ($)			3 Months Ended			12 Months Ended
	Jan. 05, 2022	Aug. 13, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Classification of embedded conversion feature from liability to equity	$ (162,000)	$ (670,224)
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Outstanding balance						$ 165,000
Fair value of issued level 3 assets							145,000
Interest and change in fair value of short-term loan measured at fair value						(1,000)	20,000
Proceeds from repayment of short term loan						(164,000)
Assets, Outstanding balance							165,000
Outstanding Beginning			$ 82,000	$ 397,000		453,000
Fair value of issued level 3 liability							351,000
Initial recognition of convertible component as part of modification in note terms					162,000
Initial recognition of convertible component as part of convertible notes issued			55,000		48,000
Changes in fair value			1,000	(315,000)	187,000	115,000	102,000
Fair value of convertible component in additional convertible notes issued during the period						116,000
Classification of embedded conversion feature from liability to equity						(670,000)
Commitment for issuance of fixed number of ordinary shares						(14,000)
Outstanding Ending			$ 138,000	$ 82,000	$ 397,000		$ 453,000